Ordinary Shares and Treasury Stock	12 Months Ended
Jun. 30, 2024
Ordinary Shares and Treasury Stock [Abstract]
Ordinary shares and treasury stock
16	Ordinary shares and treasury stock

Prior to incorporation of the Company, Witty network issued ordinary shares to shareholders. As of July 1, 2020, Witty network issued 55,683,082 ordinary shares to Founder Co., of which 13,920,770 ordinary shares were restricted and subject to further service condition of the Founder (Note 15(b)).

On August 13, 2020, 1,640,444 ordinary shares were repurchased by Witty network (Note 15(b)), and the remaining 54,042,638 ordinary shares (including 13,920,770 unvested restricted shares) were all re-designated as Class B ordinary shares with ten votes per share.

On November 4, 2020, 600,000 Class A ordinary shares with one vote per share were issued by Witty network to Founder Co. for nominal consideration, of which 150,000 ordinary shares were restricted and subject to further service condition of the Founder (Note 15(b)).

On May 31, 2021, 600,000 Class A ordinary shares and 54,042,638 Class B ordinary shares were issued by EW to Founder Co. to replicate the number and terms of ordinary shares originally issued by Witty network.

On February 9, 2022, the Company was incorporated in the Cayman Islands with an authorized share capital of US$50,000, divided into 500,000,000 shares with a par value of US$0.0001 each. Upon its incorporation, 1 share was allotted and issued to Founder Co. and credited as fully paid.

Upon completion of the Step 2 Reorganization, the authorized share capital of the Company is US$50,000 consisting of 500,000,000 shares of a nominal or par value of US$0.0001 each, of which:

(i)	345,113,731 are designated as class A ordinary shares of a par value of US$0.0001 each (the “Class A Ordinary Shares”),

(ii)	54,042,638 are designated as class B ordinary shares of a par value of US$0.0001 each (the “Class B Ordinary Shares”, together with the Class A Ordinary Shares, collectively the “Ordinary Shares”),

(iii)	22,000,000 are designated as convertible redeemable series A preferred shares of a par value of US$0.0001 each (the “Series A Preferred Shares”),

(iv)	23,983,789 are designated as convertible redeemable series B preferred shares of a par value of US$0.0001 each (the “Series B Preferred Shares”),

(v)	7,913,872 are designated as convertible redeemable series B-1 preferred shares of a par value of US$0.0001 each (the “Series B-1 Preferred Shares”),

(vi)	20,327,789 are designated as convertible redeemable series C preferred shares of a par value of US$0.0001 each (the “Series C Preferred Shares”),

(vii)	11,818,754 are designated as convertible redeemable series D preferred shares of a par value of US$0.0001 each (the “Series D Preferred Shares”), and

(viii)	14,799,427 are designated as convertible redeemable series E preferred shares of a par value of US$0.0001 each (the “Series E Preferred Shares”).

Holder of each of the Class A Ordinary Shares is entitled to one vote per share and holder of each of the Class B Ordinary Shares is entitled to ten votes. Class B Ordinary Shares are convertible at any time by the holder into Class A ordinary shares on a one-for-one basis, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Only Class B Ordinary Shares held by the Founder and Founder Co. enjoy ten votes for every Class B Ordinary Share on a poll.

On May 31, 2022, 600,000 Class A ordinary shares and 54,042,638 Class B ordinary shares were issued to Founder Co., of which 75,000 Class A ordinary shares and 6,755,330 Class B ordinary shares were still restricted and shall vest in the remaining service period (Note 15(b)). Ordinary shares of the Company were recognized upon issuance of the shares by the Company based on their par value.

On June 1, 2022, 4,183,589 Class B ordinary shares re-designated as the same number of Class A ordinary shares, and 75,000 unvested restricted shares held by the Founder Co. were approved to be vested into Class A ordinary shares.

On January 27, 2023, the Company completed the IPO. Immediately prior to the completion of the IPO, the Company’s authorized share capital was changed into US$70,000 consisting of 700,000,000 shares, divided into: (1) 430,000,000 Class A ordinary shares of a par value of US$0.0001 each, (ii)70,000,000 Class B ordinary shares of a par value of US$0.0001 each, and (iii) 200,000,000 shares of a par value of US$0.0001 each of such class or classes (however designated) as the board of directors may determine in accordance with the Company’s post-offering memorandum and articles of association. Immediately prior to the completion of the IPO, all of the Company’s issued and outstanding preferred shares and ordinary shares were converted into, and re-designated and re-classified, as Class A ordinary shares on a one-for-one basis, except that the 49,859,049 shares beneficially owned by Mr. Peng Li continue to be Class B ordinary shares.

During the IPO, the Company issued a total of 3,250,000 ADSs, with one ADSs representing three Class A ordinary share of the Company with par value of US$0.0001 per share. The Company received a total of approximately US$37,172 of net proceeds after deducting the underwriter commissions.

On February 16, 2023, the underwriters exercised their option to purchase 127,396 additional ADSs and the Company received a total of approximately US$1,457 of net proceeds after deducting the underwriter commissions.

During the year ended June 30, 2024, 9 Class A ordinary shares were cancelled as fractional shares in connection with ADS conversion.

During the year ended June 30, 2024, 3,835,647 Class A ordinary shares were issued to the depositary bank for future issuance upon exercise of share options, which were was recorded as treasury stock on the consolidated balance sheets.

In June 2023, the Board of Directors of the Group authorized a share repurchase program (“2023 share repurchase program”) to repurchase up to US$20,000 worth of its own American depositary shares (“ADSs”) over the following 12 months. In June 2024, the Board of Directors of the Group authorized another share repurchase program (“2024 share repurchase program”) to repurchase up to US$20,000 worth of its own ADSs over the following 12 months. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management.

As of June 30, 2024, the Group had repurchased an aggregate of 13,836,078 Class A ordinary shares under the aforementioned share repurchase programs, at an average price of US$3.6 per ADS, or US$1.2 per share for a total consideration US$16,597 (including commission to broker).

During the year ended June 30, 2024, 4,681,353 Class A ordinary shares repurchased by the Company were transferred from the Company to the ESOP Platform and reserved for future issuance upon the exercise of share options.

The Company accounts for the repurchased ordinary shares under the cost method and includes such treasury stock as a component of the shareholders’ equity.

As of June 30, 2024, 1,852,806 Class A ordinary shares have been re-issued from the treasury stock upon exercise of share options.